ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES
Payroll and welfare payable	$ 3,124	$ 2,911
Grants related to land use right	2,543	2,617
Payable to sales and marketing services	1,985	2,481
Payable to professional consulting service	1,023	705
Payable to clinical study service	1,014	1,392
Dividends and interest payable to Wuxi LP, current (Note 12)	753
Lease liabilities-current (Note 5)	$ 728	$ 868
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued and other current liabilities	Accrued and other current liabilities
Value-added tax and other tax payable	$ 481	$ 150
Payables related to property, plant and equipment	99	44
Other	538	648
Accrued and other current liabilities	12,288	11,816
Profit-sharing liability to Juventas (Note 3)	11,821	11,821
Dividends and interest payable to Wuxi LP, non current (Note 12)	2,045
Lease liabilities-noncurrent	$ 1,616	$ 476
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities	Other Liabilities
Other Liabilities	$ 15,482	$ 12,297